SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 18 - SUBSEQUENT EVENTS

In January 2019, the entity related to the main shareholder converted $2,889 accrued interest into 3,852,364 shares at a price of $0.75 per share.

In April 2019, the Company amended the line of credit agreement with the commercial bank in order to temporarily increase the line of credit up to €16,000 under the same conditions through September 2019. The line of credit agreement will expire in December 2019 and new terms will be negotiated then.